Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Equipment [Abstract]
Equipment	Equipment consists of office equipment, furniture and fittings.

(In US$ millions)	December 31, 2013	December 31, 2012
Cost	79	62
Accumulated depreciation	(30)	(22)
Net book value	49	40